Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) (Long Contracts [Member])	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	2 years	2 years
Contracts	2,580	1,300
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	5 years	5 years
Contracts	1,008	1,202
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	10 years	10 years
Contracts	480	568
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment term	30 years	30 years
Contracts	165	141
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012